Provisions_Details of provisions for guarantee (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance	[1]	₩ 192,924,000,000
Beginning balance		183,247,000,000		₩ 238,117,000,000	₩ 364,141,000,000
Changes in provisions for payment guarantee [Abstract]
Replaced by 12-month expected credit loss		0
Replaced with expected credit loss for the entire period		0
Replaced with credit-impaired financial assets		0
Provisions provided				4,876,000,000	4,281,000,000
Provisions used		(20,429,000,000)		(24,898,000,000)	(80,017,000,000)
Net reversal of unused amount		(105,985,000,000)		(60,300,000,000)	(64,061,000,000)
Foreign currencies translation adjustments				9,000,000	0
Others		23,251,000,000	[2]	25,443,000,000	13,773,000,000
Ending balance		89,761,000,000		₩ 183,247,000,000	₩ 238,117,000,000
Stage 1
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance	[1]	47,132,000,000
Changes in provisions for payment guarantee [Abstract]
Replaced by 12-month expected credit loss		92,000,000
Replaced with expected credit loss for the entire period		(237,000,000)
Replaced with credit-impaired financial assets		(38,000,000)
Provisions used		(20,429,000,000)
Net reversal of unused amount		(4,866,000,000)
Others	[2]	23,249,000,000
Ending balance		44,903,000,000
Stage 2
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance	[1]	18,281,000,000
Changes in provisions for payment guarantee [Abstract]
Replaced by 12-month expected credit loss		(92,000,000)
Replaced with expected credit loss for the entire period		91,008,000,000
Replaced with credit-impaired financial assets		(29,000,000)
Provisions used		0
Net reversal of unused amount		(75,410,000,000)
Others	[2]	2,000,000
Ending balance		33,760,000,000
Stage 3
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance	[1]	127,511,000,000
Changes in provisions for payment guarantee [Abstract]
Replaced by 12-month expected credit loss		0
Replaced with expected credit loss for the entire period		(90,771,000,000)
Replaced with credit-impaired financial assets		67,000,000
Provisions used		0
Net reversal of unused amount		(25,709,000,000)
Others	[2]	0
Ending balance		₩ 11,098,000,000

[1]	The beginning balance was restated in accordance with IFRS 9.
[2]	This is the effect of new financial guarantee contracts that are initially measured at fair value.